Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST V
Central Index Key	0000200489
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Jan. 27, 2017
MFS® Research Fund | A | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MFRFX
MFS® Research Fund | R4 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MFRJX
MFS® Research Fund | B | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MFRBX
MFS® Research Fund | C | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MFRCX
MFS® Research Fund | I | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MRFIX
MFS® Research Fund | R1 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MFRLX
MFS® Research Fund | R2 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MSRRX
MFS® Research Fund | R3 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MFRHX
MFS® Research Fund | R6 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MFRKX
MFS® Total Return Fund | A | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MSFRX
MFS® Total Return Fund | R4 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MSFJX
MFS® Total Return Fund | 529A | MFS SERIES TRUST V
Prospectus:
Trading Symbol	EATRX
MFS® Total Return Fund | 529B | MFS SERIES TRUST V
Prospectus:
Trading Symbol	EBTRX
MFS® Total Return Fund | 529C | MFS SERIES TRUST V
Prospectus:
Trading Symbol	ECTRX
MFS® Total Return Fund | B | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MTRBX
MFS® Total Return Fund | C | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MTRCX
MFS® Total Return Fund | I | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MTRIX
MFS® Total Return Fund | R1 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MSFFX
MFS® Total Return Fund | R2 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MTRRX
MFS® Total Return Fund | R3 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MSFHX
MFS® Total Return Fund | R6 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MSFKX
MFS® International New Discovery Fund | A | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MIDAX
MFS® International New Discovery Fund | R4 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MIDJX
MFS® International New Discovery Fund | 529A | MFS SERIES TRUST V
Prospectus:
Trading Symbol	EAIDX
MFS® International New Discovery Fund | 529B | MFS SERIES TRUST V
Prospectus:
Trading Symbol	EBIDX
MFS® International New Discovery Fund | 529C | MFS SERIES TRUST V
Prospectus:
Trading Symbol	ECIDX
MFS® International New Discovery Fund | B | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MIDBX
MFS® International New Discovery Fund | C | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MIDCX
MFS® International New Discovery Fund | I | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MWNIX
MFS® International New Discovery Fund | R1 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MIDGX
MFS® International New Discovery Fund | R2 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MIDRX
MFS® International New Discovery Fund | R3 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MIDHX
MFS® International New Discovery Fund | R6 | MFS SERIES TRUST V
Prospectus:
Trading Symbol	MIDLX
MFS® Blended Research Core Equity Fund | A | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MUEAX
MFS® Blended Research Core Equity Fund | B | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MUSBX
MFS® Blended Research Core Equity Fund | C | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MUECX
MFS® Blended Research Core Equity Fund | I | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MUSEX
MFS® Blended Research Core Equity Fund | R1 | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MUERX
MFS® Blended Research Core Equity Fund | R2 | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MUESX
MFS® Blended Research Core Equity Fund | R3 | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MUETX
MFS® Blended Research Core Equity Fund | R4 | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MUEUX
MFS® Blended Research Core Equity Fund | R6 | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MUEVX
MFS® Mid Cap Value Fund | A | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MVCAX
MFS® Mid Cap Value Fund | R4 | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MVCJX
MFS® Mid Cap Value Fund | 529A | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	EACVX
MFS® Mid Cap Value Fund | 529B | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	EBCVX
MFS® Mid Cap Value Fund | 529C | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	ECCVX
MFS® Mid Cap Value Fund | B | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MCBVX
MFS® Mid Cap Value Fund | C | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MVCCX
MFS® Mid Cap Value Fund | I | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MCVIX
MFS® Mid Cap Value Fund | R1 | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MVCGX
MFS® Mid Cap Value Fund | R2 | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MCVRX
MFS® Mid Cap Value Fund | R3 | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MVCHX
MFS® Mid Cap Value Fund | R6 | MFS SERIES TRUST XI
Prospectus:
Trading Symbol	MVCKX